CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 13,469,190	$ 20,437,113	$ 6,908,095
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,802,229	3,880,859	3,572,323
Impairment loss of acquired intangible assets	796,802
Loss (gain) on disposal of property, plant and equipment	(172,806)	1,344	(104,307)
Impairment loss on investment	548,735
Provisions for (reversal of) allowance for doubtful accounts and sales discounts	(29,233)	13,743	442,837
Provisions for warranty reserves	733,966	445,251	522,813
Inventory write down	2,855,816	2,044,215	2,185,349
Deferred income tax	(88,952)	147,355	606,562
Gain on valuation of warrant liability	(744,597)	(613,200)	(145,156)
Gain on valuation of financial instruments	(21,365)	(761,892)
Change in operating assets and liabilities:
Accounts receivable	(5,226,652)	(1,066,557)	(9,212,491)
Inventories	(5,915,026)	(10,573,282)	1,942,253
Excess value-added tax paid	345,522	(1,460,870)	214,235
Prepaid expenses and other current assets	(2,271,949)	(508,175)	(981,382)
Accounts payable	(1,931,025)	2,257,954	5,579,568
Notes payable	5,519,258	5,051,643	6,635,300
Accrued expenses	(1,369,401)	229,281	(409,415)
Withholding tax liability	38,446	25,979	(7,833)
Other current liabilities	(987,824)	529,508	(838,703)
Deferred rent	(15,064)	(60,396)	(74,414)
Net cash provided by operating activities	13,333,054	21,771,295	18,494,093
CASH FLOWS FROM INVESTING ACTIVITIES
Decrease (increase) in restricted cash	(1,025,201)	187,078	(467,057)
Acquisitions of property, plant and equipment	(28,280,667)	(13,950,307)	(3,048,675)
Acquisition of land use right		(101,053)
Proceeds from disposal of property, plant and equipment	434,837	13,748	137,746
Increase in other assets	(943,553)	(12,072)	(141,387)
Receivable due from ZiZhu	(3,921,475)
Acquisition of Aura Micro	(4,582,068)
Net cash used in investing activities	(38,318,127)	(13,862,606)	(3,519,373)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments for offering expenses	(2,404,539)	(458,295)
Proceeds received from initial public offerings	49,085,090
Proceeds from short-term bank loans	8,300,000	12,016,612	8,577,860
Repayments for short-term bank loans	(12,039,833)	(8,554,838)	(12,157,659)
Exercise of stock options	172,773	131,462
Principal paid under capital lease	(64,517)	(43,746)
Proceeds from performance obligation	618,112
Repurchase of treasury stock	(1,496,755)
Net cash provided by (used in) financing activities	42,170,331	3,091,195	(3,579,799)
NET INCREASE IN CASH AND CASH EQUIVALENTS	17,185,258	10,999,884	11,394,921
EFFECTS OF EXCHANGE RATE CHANGES	2,234,521	1,511,642	36,360
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	44,716,943	32,205,417	20,774,136
CASH AND CASH EQUIVALENTS, END OF YEAR	64,136,722	44,716,943	32,205,417
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	1,040,972	958,303	14,667
Interest paid	354,133	443,144	766,030
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Increase (decrease) in payable for purchase of property, plant and equipment	9,912,763	(404,198)	(577,427)
Increase (decrease) in obligation under capital lease			366,129
Decrease in land use right			1,652,945
Increase (decrease) in performance obligation			1,727,291
TRANSACTION AFFECTING BOTH CASH AND NON-CASH ITEMS
Total charge of offering expenses	2,862,834
Increase (decrease) in deferred offering expenses	(1,956,571)	1,956,571
Decrease (increase) in accrued offering expenses	1,498,276	(1,498,276)
Cash paid for offering expenses	2,404,539	458,295
Employee
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense	1,943,544	1,647,883	1,651,707
Non Employee
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense	$ 53,440	$ 103,539	$ 6,752